INCOME STATEMENT - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CONTINUED OPERATIONS
Net Operating Revenue	R$ 9,181,318	R$ 8,208,426
OPERATING EXPENSES
Energy purchased for resale	(482,958)	(499,316)
Charges upon use of electricity network	(621,119)	(455,668)
Fuel to produce electricity	(768,250)	(537,337)
Construction	(195,256)	(148,568)
Personnel suppliers and services	(1,662,211)	(1,685,630)
Depreciation	(432,946)	(435,817)
Amortization	(212,199)	(22,283)
Donations and contributions	(47,068)	(38,738)
Operating charges (reversals), net	(2,070,442)	(1,105,009)
Others	(255,290)	(309,859)
Total	(6,747,739)	(5,238,225)
OPERATING INCOME BEFORE FINANCIAL RESULT	2,433,579	2,970,201
Financial income
Income from interest, commissions and fees	199,449	138,746
Income from financial investments	341,607	90,845
Additional interest on energy	112,536	127,529
Monetary adjustment gain	299,068	522,951
Exchange variations gain	1,614,862	881,325
Interest Income on Dividends	61,546
Gains on derivatives		284,796
Other financial income	210,573	127,746
Financial Expenses
Debt charges	(821,076)	(492,628)
Leasing charges	(140,700)	(114,352)
Charges on shareholders funds	(2,293)	(143,106)
Monetary adjustment loss	(521,959)	(196,661)
Exchange variations loss	(484,622)	(1,482,257)
Losses on derivatives	(79,366)
Other financial expenses	(311,437)	(328,705)
Financial Result	478,188	(583,771)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	2,911,767	2,386,430
Results of equity method investments	552,441	430,075
Other revenue and expenditure	121,033
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS	3,585,241	2,816,505
Current Income Tax and Social Contribution	788,564	972,207
Deferred Income Tax and Social Contribution	80,302	235,159
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(868,866)	(1,207,366)
NET INCOME FOR THE PERIOD	2,716,375	1,609,139
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	2,708,342	1,601,068
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	R$ 8,033	R$ 8,071
Common shares
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	R$ 1.70	R$ 1.00
Profit diluted per share (in R$ per share)	1.67	1.00
Preferred shares
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	1.87	1.10
Profit diluted per share (in R$ per share)	R$ 1.83	R$ 1.10